TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Schedule of Key Management Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 1,415	$ 1,669	$ 1,808
Post-employment benefits	115	137	136
Other long-term benefits	31	35	34
Share-based compensation	653	1,146	561
Benefits to key executive personnel	$ 2,214	$ 2,987	$ 2,539